Earnings Per Share	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Earnings Per Share
27.	EARNINGS PER SHARE

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)

Basic EPS	$9.15	$10.68

Diluted EPS	$9.15	$10.68

EPS is computed as follows:

	Amounts (Numerator) NT$ (In Millions)	Number of Shares (Denominator) (In Millions)	EPS (NT$)
Six months ended June 30, 2020
Basic/Diluted EPS
Net income available to common shareholders of the parent	$237,224.6	25,930.3	$9.15

Six months ended June 30, 2021
Basic/Diluted EPS
Net income available to common shareholders of the parent	$276,980.5	25,930.3	$10.68